TRADE ACCOUNTS RECEIVABLE - Summary of Allowance For Credit Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning Balance		R$ (431,151)
Ending balance		(369,485)	R$ (431,151)
Trade Receivables [member]
Disclosure of financial assets [line items]
Beginning Balance		(431,151)	(453,981)	R$ (432,108)
Write-off from sale of subsidiaries		7,107
Additions, net of reversals		(605,874)	(605,995)	(837,822)
Write-offs	[1]	634,657	592,857	817,446
Translation adjustment		25,776	35,968	(1,497)
Ending balance		R$ (369,485)	R$ (431,151)	R$ (453,981)

[1]	Refers to accounts overdue for more than 180 days, which are written off when the Company has no expectation of recovering the trade accounts receivables and sales of customer portfolios.